Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001615346
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	LANDMARK INFRASTRUCTURE PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36735
Entity Tax Identification Number	61-1742322
Entity Address, Address Line One	400 Continental Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	598-3173
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Units, Representing Limited Partner Interests
Trading Symbol	LMRK
Security Exchange Name	NASDAQ
Eight Point Zero Percentage Series A Cumulative Redeemable Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.0% Series A Cumulative Redeemable Preferred Units, $25.00 par value
Trading Symbol	LMRKP
Security Exchange Name	NASDAQ
Seven Point Nine Percentage Series B Cumulative Redeemable Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.9% Series B Cumulative Redeemable Preferred Units, $25.00 par value
Trading Symbol	LMRKO
Security Exchange Name	NASDAQ
Series C Floating To Fixed Rate Cumulative Redeemable Prepetual Convertible Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Floating-to-Fixed Rate Cumulative Redeemable Perpetual Convertible Preferred Units, $25.00 par value
Trading Symbol	LMRKN
Security Exchange Name	NASDAQ